RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

17.RESTRICTED NET ASSETS

Relevant Chinese mainland laws and regulations permit the Chinese mainland companies to pay dividends only out of their retained earnings, if any, as determined in accordance with the Chinese mainland accounting standards and regulations. Additionally, the Company’s Chinese mainland subsidiaries can only distribute dividends upon approval of the shareholders after they have met the Chinese mainland requirements for appropriation to the general reserve fund and the statutory surplus fund respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under the Chinese mainland laws and regulations, the Chinese mainland subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately $918.9 million as of December 31, 2025. Even though the Company currently does not require any such dividends, loans or advances from the Chinese mainland subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from its Chinese mainland subsidiaries due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders. Furthermore, cash transfers from the Company’s Chinese mainland subsidiaries to their parent companies outside of Chinese mainland are subject to the Chinese mainland government control of currency conversion. Shortages in availability of foreign currency may restrict the ability of the Chinese mainland subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy its foreign currency denominated obligations.